SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement Dated April 13, 2006
to the Class I Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Total Operating Expenses for the Funds

The Prospectus is hereby amended and supplemented to reflect an increase in the total operating expenses of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds (each, a "Fund" and, together, the "Funds"). These increases reflect the administrative servicing fees paid by each Fund.

Accordingly, for each Fund, in the table entitled "Annual Fund Operating Expenses" (the "Fee Table") in the sub-section entitled "Fund Fees and Expenses," the ratios provided in the rows entitled "Other Expenses," "Estimated Underlying Fund Expenses" and "Total Annual Fund Operating Expenses" are hereby deleted and replaced as follows:

	OTHER EXPENSES	ESTIMATED UNDERLYING FUND EXPENSES	TOTAL ANNUAL FUND OPERATING EXPENSES
Defensive Strategy Fund	0.64%	0.54%	1.28%
Conservative Strategy Fund	0.61%	0.68%	1.39%
Moderate Strategy Fund	0.56%	0.79%	1.45%
Aggressive Strategy Fund	0.58%	1.17%	1.85%
Core Market Strategy Fund	0.61%	0.89%	1.60%
Market Growth Strategy Fund	0.55%	1.03%	1.68%

In addition, for each Fund, underneath the footnotes pertaining to the Fee Table in the sub-section entitled "Fund Fees and Expenses," the ratios provided for the annual fund operating expenses, after fee waivers, are hereby deleted and replaced as follows:

ACTUAL TOTAL ANNUAL OPERATING EXPENSES (AFTER FEE WAIVERS)
Defensive Strategy Fund	0.89%
Conservative Strategy Fund	1.03%
Moderate Strategy Fund	1.14%
Aggressive Strategy Fund	1.50%
Core Market Strategy Fund	1.24%
Market Growth Strategy Fund	1.37%

Lastly, for each Fund, in the section entitled "Example" in the sub-section entitled "Fund Fees and Expenses," the approximate costs of investing are hereby deleted and replaced as follows:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Defensive Strategy Fund	$130	$406	$702	$1,545
Conservative Strategy Fund	$142	$440	$761	$1,669
Moderate Strategy Fund	$148	$459	$792	$1,735
Aggressive Strategy Fund	$188	$582	$1,001	$2,169
Core Market Strategy Fund	$163	$505	$871	$1,900
Market Growth Strategy Fund	$171	$530	$913	$1,987

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-401 (4/06)